Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 6,480	$ 6,150
Purchased power costs	3,111	2,899
Operation, maintenance and administration	1,181	1,105
Depreciation and amortization	878	837
Income before financing charges and income tax expense	1,310	1,309
Capital investments	1,667	1,575
Total assets	27,061	25,657
Goodwill	325	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,652	1,686
Purchased power costs	0	0
Operation, maintenance and administration	355	409
Depreciation and amortization	462	435
Income before financing charges and income tax expense	835	842
Capital investments	1,035	985
Total assets	15,029	13,973
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,788	4,422
Purchased power costs	3,111	2,899
Operation, maintenance and administration	610	602
Depreciation and amortization	409	395
Income before financing charges and income tax expense	658	526
Capital investments	624	577
Total assets	10,017	9,325
Goodwill	168	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	40	42
Purchased power costs	0	0
Operation, maintenance and administration	216	94
Depreciation and amortization	7	7
Income before financing charges and income tax expense	(183)	(59)
Capital investments	8	13
Total assets	$ 2,015	$ 2,359